Convertible Notes and Warrant Liability - Schedule of Convertible Debt (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule of Convertible Debt [Abstract]
Balance at the beginning of the year	$ 10	$ 10,911	$ 10,911
Convertible Notes issued during the period			7,330	7,034
Conversions			17,623
Payments		$ 2,353	2,367
Change in fair value measurement			1,759	3,877
Convertible Notes Liability at the end of the year	$ 10		$ 10	$ 10,911